Investment Objectives and Goals - McElhenny Sheffield Managed Risk ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	McElhenny Sheffield Managed Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The McElhenny Sheffield Managed Risk ETF (the “Fund”) seeks capital appreciation while managing downside risk.